INCOME TAXES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	$ 314,200	$ 314,200
Deferred tax assets, valuation allowance	9,733	9,733	$ 10,311
Valuation allowance deferred tax asset change in amount		600
Additional allowance issued		2,900
Utilization of valuation allowance		3,500
Unrecognized tax benefit disallowance	28,900	28,900	26,700
Deferred tax liabilities other	3,805	3,805	5,558
Current income tax expense benefit	600	670
Penalties and interest of unrecognized tax benefits		2,900	1,500
Unrecognized tax benefits	65,018	65,018	68,512	$ 61,115	$ 51,002
Unrecognized tax benefits that affect effective tax rate	72,600	72,600
Other Long Term Liabilities [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Penalties and accrued interest	7,600	$ 7,600	$ 5,100
VIRGIN ISLANDS, BRITISH
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax		0.00%
SAUDI ARABIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	183,900	$ 183,900
Other Countries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforward	$ 130,300	$ 130,300
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax		0.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory rate tax		43.70%